Share Repurchases (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Shares Repurchased
Shares of treasury stock

Shares and dollars in millions	Shares	Amount
Balance at December 31, 2018	36.5	$817
Treasury stock acquired, net of ESPP shares issued	—	—
Balance at December 31, 2019	36.5	817
Treasury stock acquired, net of ESPP shares issued	1.8	47
Balance at December 31, 2020	38.3	$864
The table below presents information on our annual share repurchases activity under these programs:

	Year ending December 31, 2020
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	1,823,434	$25.70	$47
Withheld to cover shares	168,671	25.65	4
Total	1,992,105	$25.70	$51

	Year ending December 31, 2019
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	—	$—	$—
Withheld to cover shares	194,124	20.59	4
Total	194,124	$20.59	$4